Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$17,065	$44,978
Cash equivalents	152,974	65,741
Total cash and cash equivalents	$170,039	$110,719
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows.

	December 31,
	2021	2020
Cash and cash equivalents	$170,039	$110,719
Restricted cash, current portion	12,105	8,397
Restricted cash, net of current portion	460	4,581
Total restricted cash	12,565	12,978
Total cash and cash equivalents, and restricted cash	$182,604	$123,697

Inventories
Inventories consisted of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$65,225	$31,148
Work in progress	25,062	8,042
Finished goods	18,269	47,756
Service parts	6,000	5,384
Total inventories	$114,556	$92,330

Property, Plant and Equipment, Net	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	3 to 5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2021	2020
Computer hardware	$5,195	$4,708
Computer software	9,561	8,849
Internally used vehicles and charging systems	16,459	19,136
Leased vehicles and batteries	6,863	7,081
Leasehold improvements	10,516	10,234
Machinery and equipment	28,302	26,026
Office furniture and equipment	1,861	1,854
Tooling	21,726	21,727
Finance lease right-of-use assets	179	179
Construction in progress	20,243	1,830
	120,905	101,624
Less: Accumulated depreciation and amortization	(58,659)	(48,037)
Total	$62,246	$53,587

Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued payroll and related expenses	$8,069	$6,695
Accrued sales and use tax	885	975
Warranty reserve	8,116	6,121
Financing obligation	—	3,056
Accrued audit and accounting related expenses	783	428
Accrued charger installation costs	579	769
Other accrued expenses	2,202	1,692
Total	$20,634	$19,736

Other Long-term Liabilities	Other long-term liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Warranty reserve	$15,158	$12,461
Finance lease liabilities, non-current	87	117
Total	$15,245	$12,578